Warrants (Details) $ / shares in Units, $ in Thousands	1 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 02, 2021 USD ($) shares	Dec. 31, 2022 USD ($) D $ / shares shares
Warrants
Financial designation, predecessor and successor		Successor	Predecessor	Successor
Warrants outstanding (shares) | shares	10,819,105	10,819,105		11,248,285
Gain (loss) from change in fair value of warrant liability | $	$ (2,272)		$ 7,665	$ (9,865)
Public and Private Placement Warrants | Class A common
Warrants
Number of shares issuable per warrant | shares				1
Exercise price (in $ per share) | $ / shares				$ 11.50
Expected term of warrants				5 years
Threshold share price | $ / shares				$ 18.00
Threshold trading days | D				20
Trading period of shares equal or over $18.00 for 20-days				30 days
Warrants outstanding | $	11,400	$ 11,400		$ 1,500
Gain (loss) from change in fair value of warrant liability | $	$ 2,300		$ 7,700	$ 9,900
Number of warrants exercised | shares	0		0	0